Concentration of Credit Risks - Additional Information (Detail) - Product Concentration Risk [Member] - Sales Revenue, Net [Member] - Item	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Concentration Risk [Line Items]
Percentage of operating revenue	51.40%	55.10%
Number of charterers	4	4
One Time Charter [Member]
Concentration Risk [Line Items]
Percentage of operating revenue	16.80%	16.50%
Two Time Charter [Member]
Concentration Risk [Line Items]
Percentage of operating revenue	13.90%	15.40%
Three Time Charter [Member]
Concentration Risk [Line Items]
Percentage of operating revenue	13.20%	13.50%
Four Time Charter [Member]
Concentration Risk [Line Items]
Percentage of operating revenue	10.20%	9.70%